Summary of Significant Accounting Policies (Tables)	12 Months Ended
Oct. 31, 2022
Accounting Policies [Abstract]
Schedule of Property and Equipment are Recorded at Cost Less Accumulated Depreciation and Amortization	Property and equipment are recorded at cost less accumulated depreciation. Depreciation is provided in amounts sufficient to amortize the cost of the related assets over their useful lives using the straight-line method, as follows:
Useful life
Machinery equipment	10 years
Transportation equipment	5 years
Office and electronic equipment	3-5 years
Leasehold improvement	Over the shorter of the lease term or estimated useful lives

Schedule of Disaggregation of Revenue	For the years ended October 31, 2022, 2021 and 2020, the disaggregation of revenue is as follows:
	For the years ended October 31,
	2022	2021	2020
Ocean freight revenue	$178,126,765	$110,113,752	$77,301,897
Vessel service revenue	7,222,865	11,847,305	1,049,551
Total	$185,349,630	$121,961,057	$78,351,448